EMPLOYEE BENEFIT ASSETS AND LIABILITIES - Disclosure of detailed information about expenses recognized in consolidated statements of profit or loss and other comprehensive income (Details) - CAD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Employee Benefit Assets And Liabilities [Abstract]
Current service cost	$ 75	$ 146
Interest expenses	18	14
Total employee benefit expenses	93	160
Interest income on plan assets	$ 7	$ 7